Above market acquired charters - Additional Information (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 26, 2016	Oct. 24, 2016	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition			$ 4,267
M/T Amor
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition		$ 1,061
M/V CMA CGM Magdalena
Acquired Finite Lived Intangible Assets [Line Items]
Above market acquired charters acquisition	$ 3,206
WACC used for calculation of above market acquired time charter	7.50%